[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

October 22, 1999

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   State Street Research Money Market Trust
      Securities Act of 1933 Registration No. 2-97506
      Investment Company Act of 1940 File No. 811-4295
      CIK 0000768530

Ladies and Gentlemen:

On behalf of State Street Research Money Market Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that a prospectus is in use which is a Spanish language translation of the English language State Street Research Money Market Fund prospectus dated August 1, 1999. The prospectus was filed electronically on July 30, 1999 (EDGAR accession number 0000950146-99-001390).

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language State Street Research Money Market Fund prospectus referenced above is a fair and accurate translation of the Spanish version now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
MONEY MARKET TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company